Loans Receivable and Allowance for Loan Losses (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) loan	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans and Debt Securities Acquired in Transfer, Allowance for Credit Losses Due to Subsequent Impairment	$ 0
Impaired Financing Receivable, Average Recorded Investment	1,232,000	$ 2,696,000	$ 9,015,000
Impaired Financing Receivable, Interest Income, Cash Basis Method	56,000	$ 91,000	532,000
Mortgage Loans on Real Estate, Number of Foreclosures | loan		1
Mortgage Loans on Real Estate, Foreclosures		$ 5,000,000
Foreclosed Real Estate Expense	1,164,000	680,000	911,000
Acquired Loans with Specific Evidence of Deterioration in Credit Quality, Outstanding Balance	1,444,000	1,821,000
Real Estate Acquired Through Foreclosure	1,661,000	5,302,000
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,247,000	2,624,000
Annual Loan Review threshold, amount	1,500,000
Loans and Leases Receivable, Gross	764,335,000	714,105,000
Charge Offs	1,220,000	2,951,000	3,198,000
Proceeds from Sale of Mortgage Loans Held-for-sale		1,739,000	4,410,000
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	163,000	163,000	515,000
Servicing Asset at Amortized Cost	29,000,000	35,500,000
Customer Concentration Risk [Member] | Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge Offs	762,000	31,000	643,000
Commercial Rentals [Member] | Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 68,100,000
Concentration Risk, Percentage	63.60%
Hospitality Lodging Industry [Member] | Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 53,900,000
Concentration Risk, Percentage	50.40%
Troubled Debt Restructured Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 1,100,000	1,500,000
Impaired Financing Receivable, Related Allowance	$ 0	$ 0
Mortgage Loans on Real Estate, Number of Foreclosures | loan	1	1
Mortgage Loans on Real Estate, Foreclosures		$ 322,000
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	$ 55,000	2,600,000
Financing Receivable, Modifications, Recorded Investment		82,000
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Related Allowance	0	0
Impaired Financing Receivable, Average Recorded Investment	23,000	25,000	159,000
Impaired Financing Receivable, Interest Income, Cash Basis Method	0	0	4,000
Real Estate Acquired Through Foreclosure	$ 34,000
Number Of Properties Under Foreclosure Proceedings | loan	15
Mortgage Loans in Process of Foreclosure, Amount	$ 1,166,000
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	23,000	23,000
Loans and Leases Receivable, Gross	235,759,000	237,177,000
Charge Offs	83,000	123,000	224,000
Gross Realized Gains on Loans		54,000	113,000
Gross Realized Losses on Loans		$ 0	$ 0
Historical loss factor		0.80%	0.70%
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Average Recorded Investment	1,209,000	$ 2,671,000	$ 8,847,000
Impaired Financing Receivable, Interest Income, Cash Basis Method	56,000	91,000	526,000
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,224,000	2,601,000
Loans and Leases Receivable, Gross	342,934,000	320,187,000
Charge Offs	902,000	2,711,000	2,883,000
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield, Period Increase (Decrease)	22,747,000
Allowance for Loan and Lease Losses, Adjustments, Other		419,000
Allowance for Loan and Lease Losses, Period Increase (Decrease)	(642,000)	(883,000)
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses			1,596,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses, Decreases			1,610,000
Allowance for Loan and Lease Losses, Real Estate	$ 5,265,000	$ 4,623,000	$ 5,506,000
Historical loss factor	0.74%	0.80%
Impaired Loans Requiring Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	$ 0	$ 0
Impaired Loans Not Requiring Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,247,000	2,624,000
Charge Offs	$ 277,000	$ 831,000